Summarized Financial Information of Citizens Holding Company - Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Assets
Other assets		$ 4,088		$ 6,406
Total assets		1,361,309		1,450,692
Liabilities
Secured line of Credit		18,000
Shareholders' equity		105,900		119,548		$ 112,800	$ 83,866
Total liabilities and shareholders' equity		1,361,309		1,450,692
Citizens Holding Company [Member]
Assets
Cash		427	[1]	2,197	[1]	$ 1,736	$ 1,596
Investment in bank subsidiary		123,140		117,078
Other assets	[1]	333		273
Total assets		123,900		119,548
Liabilities
Secured line of Credit		18,000		0
Shareholders' equity		105,900		119,548
Total liabilities and shareholders' equity		$ 123,900		$ 119,548

[1]	Fully or partially eliminates in consolidation.